United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-8519

(Investment Company Act File Number)

Federated Core Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 06/30/2013

Date of Reporting Period: Quarter ended 03/31/2013

Item 1. Schedule of Investments

Federated Bank Loan Core Fund
Portfolio of Investments
March 31, 2013 (unaudited)
Principal Amount or Shares		Value
	Floating Rate Loans—95.0%
	Aerospace/Defense—0.5%
$977,550	TransDigm, Inc., Term Loan - Institutional, 3.75%, 2/28/2020	$992,213
	Automotive—4.4%
1,500,000	Autoparts Holdings, Term Loan - Institutional, 10.50%, 1/29/2018	1,530,000
1,965,000	Chrysler Group LLC, Term Loan - Institutional, 6.00%, 5/24/2017	2,004,438
1,995,000	Remy International, Term Loan - Institutional, 4.25%, 2/28/2020	2,020,765
1,000,000	Schaeffler AG, Term Loan - Institutional, 6.00%, 1/27/2017	1,013,540
648,920	Schrader International, Inc., Term Loan - Institutional, 6.25%, 4/27/2018	660,276
843,580	Schrader International, Inc., Term Loan - Institutional, 6.25%, 4/27/2018	858,343
1,462,820	United Components, Inc., Term Loan - Institutional, 5.50%, 7/26/2017	1,474,252
	TOTAL	9,561,614
	Building Materials—1.8%
1,985,000	Grohe Holding GMBH, 6.75%, 5/16/2017	2,005,595
397,594	Nortek, Inc., Term Loan - Institutional, 5.25%, 4/26/2017	401,695
1,483,797	Roofing Supply Group, Term Loan - Institutional, 5.00%, 5/31/2019	1,506,291
	TOTAL	3,913,581
	Chemicals—1.1%
1,466,250	Omnova Solutions, Inc., Term Loan - Institutional, 4.25%, 5/31/2018	1,485,495
1,000,000	US Coatings Acquisition, Inc., Term Loan - Institutional, 4.75%, 2/1/2020	1,014,950
	TOTAL	2,500,445
	Consumer Products—5.8%
2,000,000	AOT Bedding Super Holdings LLC, Term Loan - Institutional, 5.0025%, 10/1/2019	2,030,750
2,000,000	Apex Tool Group, Term Loan - Institutional, 4.50%, 2/1/2020	2,030,000
1,490,458	Freedom Group, Inc., Term Loan - Institutional, 5.50%, 4/19/2019	1,499,773
674,242	Prestige Brands Holdings, Inc., Term Loan - Institutional, 3.75%, 1/31/2019	685,516
498,750	ServiceMaster Co., Term Loan - Institutional, 4.25%, 2/28/2018	504,880
1,488,750	ServiceMaster Co., Term Loan - Institutional, 4.46%, 1/31/2017	1,505,595
498,750	Spectrum Brands Holdings, Inc., Term Loan - Institutional, 4.5025%, 12/17/2019	506,917
855,019	SRAM Corp., Term Loan - Institutional, 4.750%, 6/7/2018	857,156
500,000	SRAM Corp., Term Loan - Institutional, 8.50%, 12/7/2018	510,000
1,829,223	Visant Corp., Term Loan - Institutional, 5.25%, 12/22/2016	1,780,556
854,821	Wolverine World Wide, Inc., Term Loan - Institutional, 4.00%, 7/31/2019	865,507
	TOTAL	12,776,650
	Energy—1.2%
1,000,000	EMG Utica LLC, Term Loan - Institutional, 4.75%, 3/26/2020	1,007,500
1,000,000	EP Energy LLC., Term Loan - Institutional, 4.50%, 4/30/2019	1,014,480
500,000	Tesoro Corp., Term Loan - Institutional, 2.533%, 1/28/2016	506,875
	TOTAL	2,528,855
	Entertainment—1.8%
1,000,000	Cedar Fair LP, Term Loan - Institutional, 3.25%, 2/20/2020	1,014,380
997,500	Cinemark USA, Inc., Term Loan - Institutional, 3.215%, 12/18/2019	1,008,931
964,994	Regal Cinemas, Inc., Term Loan - Institutional, 3.228%, 8/23/2017	974,731
1,012,905	Six Flags Theme Parks, Term Loan - Institutional, 4.001%, 12/20/2018	1,028,640
	TOTAL	4,026,682
	Financial Institutions—2.1%
500,000	Delos Aircraft, Inc., Term Loan - Institutional, 4.75%, 4/12/2016	504,168

Principal Amount or Shares		Value
	Floating Rate Loans—continued
	Financial Institutions—continued
$2,000,000	Nuveen Investments, Term Loan - Institutional, 5.2037%, 5/13/2017	$2,041,790
1,995,000	TCW Group, Term Loan - Institutional, 4.00%, 12/20/2019	2,023,259
	TOTAL	4,569,217
	Food & Beverage—5.9%
61,707	Aramark Corp., Revolver - 1st Lien, 3.7087%, 7/26/2016	62,163
1,000,000	Aramark Corp., Term Loan - Institutional, 3.756%, 7/26/2016	1,007,395
938,293	Aramark Corp., Term Loan - Institutional, 3.704%, 7/26/2016	945,232
1,491,225	B&G Foods, Inc., Term Loan - Institutional, 4.00316%, 11/30/2018	1,514,525
1,912,725	Del Monte Foods Co., Term Loan - Institutional, 4.00%, 3/8/2018	1,933,201
2,000,000	HJ Heinz Co., Term Loan - Institutional, 3.750%, 2/15/2020	2,019,580
1,347,959	Michael Foods, Inc., Term Loan - Institutional, 4.25%, 2/25/2018	1,369,864
1,982,481	Pinnacle Foods Finance LLC., 4.75%, 10/17/2018	2,007,262
1,960,000	U.S. Foodservice, Inc., Term Loan - Institutional, 5.75%, 3/31/2017	1,986,597
	TOTAL	12,845,819
	Gaming—4.7%
1,485,000	Affinity Gaming LLC, Term Loan - Institutional, 5.50%, 5/9/2017	1,513,772
980,000	Ameristar Casinos, Inc., Term Loan - Institutional, 4.00%, 4/14/2018	990,109
798,388	Caesars Entertainment, Inc., Term Loan - Institutional, 4.4542%, 1/28/2018	732,665
1,492,500	Cannery Casino Resorts LLC, Term Loan - Institutional, 6.00%, 10/2/2018	1,521,022
559,524	Global Cash Access LLC, Term Loan - Institutional, 7.00%, 3/1/2016	565,586
997,500	MGM Resorts International, Term Loan - Institutional, 4.25%, 12/20/2019	1,015,330
1,983,707	Penn National Gaming, Inc., Term Loan - Institutional, 3.75%, 7/14/2018	2,003,891
990,000	Pinnacle Entertainment, Inc., Term Loan - Institutional, 4.00%, 3/19/2019	998,044
1,000,000	Station Casinos, Inc., Term Loan - Institutional, 5.00%, 2/13/2020	1,013,330
	TOTAL	10,353,749
	Health Care—11.7%
497,500	Alkermes, Inc., Term Loan - Institutional, 3.50%, 9/25/2019	498,328
1,985,000	Bausch & Lomb, Inc., Term Loan - Institutional, 5.25%, 5/17/2019	2,007,857
1,956,917	Biomet, Inc., Term Loan - Institutional, 4.01378%, 7/25/2017	1,982,465
1,958,731	Carestream Health, Inc., Term Loan - Institutional, 5.00%, 2/25/2017	1,970,454
997,500	DaVita HealthCare Partners, Inc., Term Loan - Institutional, 4.00%, 11/1/2019	1,009,425
1,180,346	DJO Finance LLC, Term Loan - Institutional, 4.750%, 9/15/2017	1,200,507
1,211,828	Emergency Medical Services Corp., Term Loan - Institutional, 4.00%, 5/25/2018	1,227,351
1,478,939	Grifols, Inc., Term Loan - Institutional, 4.25%, 6/1/2017	1,495,488
2,000,000	HCA, Inc., Term Loan - Institutional, 3.534%, 3/31/2017	2,020,000
974,423	HCR Manor Care, Inc., Term Loan - Institutional, 5.00%, 4/6/2018	952,498
1,492,500	Hologic, Inc., Term Loan - Institutional, 4.50%, 8/1/2019	1,515,097
1,470,066	Iasis Healthcare, Term Loan - Institutional, 4.50%, 5/3/2018	1,492,271
1,166,579	Multiplan, Inc., Term Loan - Institutional, 4.00%, 8/18/2017	1,181,266
997,500	Pharmaceutical Product Development, Inc., Term Loan - Institutional, 4.25%, 12/5/2018	1,011,909
995,000	Radnet, Inc., Term Loan - Institutional, 5.50251%, 10/10/2018	1,008,995
495,000	United Surgical Partners International, Inc., Term Loan - Institutional, 6.750%, 4/19/2017	497,062
990,025	United Surgical Partners International, Inc., Term Loan - Institutional, 7.000%, 4/3/2019	998,381
1,461,703	Vanguard Health Holdings II, 3.75%, 1/29/2016	1,482,109
498,750	VWR Funding, Inc., Term Loan - Institutional, 4.2037%, 4/3/2017	504,673
1,478,022	VWR Funding, Inc., Term Loan - Institutional, 4.4537%, 4/3/2017	1,496,497
	TOTAL	25,552,633
	Industrial - Other—6.2%
1,359,167	Generac Power Systems, Term Loan - Institutional, 6.25%, 5/30/2018	1,393,146

Principal Amount or Shares		Value
	Floating Rate Loans—continued
	Industrial - Other—continued
$999,807	Hillman Group, Inc., Term Loan - Institutional, 4.25%, 5/31/2016	$1,010,220
2,000,000	Miliacron LLC, Term Loan - Institutional, 4.250%, 3/31/2020	2,020,000
1,995,000	Mirror Bidco/Dematic, Term Loan - Institutional, 5.25%, 12/18/2019	2,019,938
995,000	Rexnord LLC, Term Loan - Institutional, 4.50%, 4/1/2018	1,008,303
1,997,500	Silver II Borrower Sarl, Term Loan - Institutional, 4.00%, 12/13/2019	2,016,926
1,995,000	Unifrax Investment Corp., Term Loan - Institutional, 4.25%, 8/5/2018	2,018,501
1,995,000	WESCO International, Inc., Term Loan - Institutional, 4.50312%, 12/12/2019	2,022,012
	TOTAL	13,509,046
	Media - Cable—3.1%
1,485,000	Cequel Communications Holdings, Term Loan - Institutional, 4.00%, 2/14/2019	1,501,290
265,186	Charter Communications, Inc., Term Loan - Institutional, 3.46%, 9/6/2016	267,241
990,000	Charter Communications, Inc., Term Loan - Institutional, 4.00%, 5/15/2019	1,000,786
2,000,000	Kabel Deutschland GMBH, Term Loan - Institutional, 3.50%, 2/1/2019	2,025,830
2,000,000	Virgin Media Investment Holdings, Term Loan - Institutional, 3.50%, 2/6/2020	1,994,420
	TOTAL	6,789,567
	Media - Non-Cable—6.6%
1,228,571	Crown Media Holdings, Inc., Term Loan - Institutional, 6.750%, 7/14/2018	1,237,786
1,492,500	Cumulus Media, Inc., Term Loan - Institutional, 4.50%, 9/16/2018	1,515,507
1,396,890	Entercom Communication Corp., Term Loan - Institutional, 5.012%, 11/23/2018	1,424,611
1,713,763	Hubbard Radio, Term Loan - Institutional, 4.50%, 4/28/2017	1,735,185
1,477,547	Intelsat Jackson Holdings S.A., Term Loan - Institutional, 4.50%, 4/2/2018	1,501,372
58,112	Lamar Media Corp., Term Loan - Institutional, 4.00%, 12/31/2016	58,566
997,500	NEP Broadcasting LLC, Term Loan - Institutional, 4.75%, 1/22/2020	1,011,216
1,457,607	Nielsen Finance LLC/Nielsen Finance Co., Term Loan - Institutional, 2.9522%, 5/1/2016	1,474,799
1,995,000	SGS International, Inc., Term Loan - Institutional, 5.00%, 10/17/2019	2,018,691
1,404,979	SymphonyIRI Group, Inc., Term Loan - Institutional, 4.50%, 12/1/2017	1,422,541
1,000,000	TWCC Holding Corp., Term Loan - Institutional, 3.50%, 2/13/2017	1,015,180
	TOTAL	14,415,454
	Packaging & Containers—3.7%
1,496,021	Berry Plastics Group, Inc., Term Loan - Institutional, 2.2037%, 4/3/2015	1,504,279
1,000,000	Berry Plastics Group, Inc., Term Loan - Institutional, 3.50%, 2/8/2020	999,545
2,992,500	Bway Holding Co., Term Loan - Institutional, 4.5025%, 8/6/2017	3,034,395
1,990,000	Reynolds Group, Term Loan - Institutional, 4.75%, 9/28/2018	2,021,771
492,500	Sealed Air Corp., Term Loan - Institutional, 4.00%, 10/3/2018	500,360
	TOTAL	8,060,350
	Restaurants—3.0%
1,258,905	DineEquity, Inc., Term Loan - Institutional, 3.75%, 10/19/2017	1,280,148
1,917,895	Dunkin' Brands, Inc., Term Loan - Institutional, 3.75001%, 2/14/2020	1,942,626
1,280,422	NPC International, Inc., Term Loan - Institutional, 4.50%, 12/28/2018	1,295,359
487,500	OSI Restaurant Partners, Inc., Term Loan - Institutional, 4.75%, 10/26/2019	495,003
1,490,000	Wendy's International, Inc., Term Loan - Institutional, 4.75%, 5/15/2019	1,508,826
	TOTAL	6,521,962
	Retailers—6.9%
1,980,038	Academy Sports, Term Loan - Institutional, 4.75%, 8/3/2018	2,010,975
1,494,924	J Crew Group, Term Loan - Institutional, 4.00%, 3/7/2018	1,514,455
2,000,000	Jo-Ann Stores, Inc., Term Loan - Institutional, 4.00%, 3/18/2018	2,025,000
2,000,000	Michaels Stores, Inc., Term Loan - Institutional, 3.75%, 1/28/2020	2,023,610
2,500,000	Neiman-Marcus Group, Inc., Term Loan - Institutional, 4.00%, 5/16/2018	2,526,150
1,995,000	Party City Holdings, Inc., Term Loan - Institutional, 4.25%, 7/27/2019	2,013,085

Principal Amount or Shares		Value
	Floating Rate Loans—continued
	Retailers—continued
$1,466,250	PETCO Animal Supplies, Inc., Term Loan - Institutional, 4.00%, 11/24/2017	$1,488,522
1,353,879	The Yankee Candle Co., Inc., Term Loan - Institutional, 5.25%, 4/2/2019	1,365,489
	TOTAL	14,967,286
	Services—1.8%
997,500	Garda Security Group, Inc., Term Loan - Institutional, 4.50%, 11/13/2019	1,011,839
1,473,806	KAR Auction Services, Inc., Term Loan - Institutional, 3.75%, 5/19/2017	1,495,515
1,491,248	Monitronics International, Inc., Term Loan - Institutional, 4.250%, 3/23/2018	1,514,556
	TOTAL	4,021,910
	Technology—17.6%
1,995,000	Alcatel-Lucent USA, Inc., Term Loan - Institutional, 7.25%, 1/30/2019	2,028,745
1,995,673	Avaya, Inc., Term Loan - Institutional, 8.00%, 3/31/2018	2,012,048
888,239	Blackboard, Inc., Term Loan - Institutional, 6.25%, 10/4/2018	902,672
594,732	Blackboard, Inc., Term Loan - Institutional, 6.25%, 10/4/2018	604,397
1,750,405	CDW Corp., Term Loan - Institutional, 4.00%, 7/15/2017	1,760,619
982,500	CommScope, Inc., Term Loan - Institutional, 3.75%, 1/14/2018	994,364
500,000	Compucom System, Inc., Term Loan - Institutional, 10.25%, 10/4/2019	512,500
1,496,250	Compucom System, Inc., Term Loan - Institutional, 6.50%, 10/4/2018	1,527,110
2,961,821	DataTel Inc., Term Loan - Institutional, 4.50%, 7/19/2018	3,008,840
1,965,075	Eagle Parent, Inc., Term Loan - Institutional, 4.50%, 5/16/2018	1,992,095
1,712,851	First Data Corp., Term Loan - Institutional, 5.2042%, 3/24/2017	1,730,193
2,000,000	Freescale Semiconductor, Inc., Term Loan - Institutional, 4.25%, 3/1/2020	2,010,630
1,496,250	Hyland Software, Inc., Term Loan - Institutional, 5.50%, 10/25/2019	1,508,407
1,433,462	Interactive Data Corp., Term Loan - Institutional, 3.75%, 2/11/2018	1,452,054
1,496,250	Kronos, Inc., Term Loan - Institutional, 4.50%, 10/30/2019	1,519,943
1,990,000	Lawson Software, Inc., 5.25%, 4/5/2018	2,024,825
1,990,000	Misys PLC, Term Loan - Institutional, 7.25%, 12/12/2018	2,023,163
995,056	Mmodal, Inc., Term Loan - Institutional, 6.75%, 8/17/2019	964,896
1,491,250	Rocket Software, Term Loan - Institutional, 5.75%, 2/8/2018	1,501,502
997,500	RP Crown Parent LLC, Term Loan - Institutional, 6.75%, 12/14/2018	1,019,011
1,500,000	SERENA Software, Inc., Term Loan - Institutional, 5.00%, 3/10/2016	1,510,785
494,345	SkillSoft Corp., Term Loan - Institutional, 5.00%, 5/26/2017	501,143
978,282	Spansion, Inc., Term Loan - Institutional, 5.25%, 12/13/2018	991,430
82,050	SS&C Technologies Holdings, Inc., Term Loan - Institutional, 5.00%, 3/14/2019	83,383
793,148	SS&C Technologies, Inc., Term Loan - Institutional, 5.00%, 3/14/2019	806,037
1,500,000	Syniverse Holdings, Inc., Term Loan - Institutional, 1.00%, 4/23/2019	1,507,500
992,500	Syniverse Holdings, Inc., Term Loan - Institutional, 5.00%, 4/23/2019	1,002,177
969,474	Trans Union LLC, Term Loan - Institutional, 4.25%, 2/10/2019	984,418
	TOTAL	38,484,887
	Transportation—0.9%
1,966,202	Hertz Corp., Term Loan - Institutional, 3.75%, 3/11/2018	1,971,521
	Utility - Electric—0.5%
982,500	NRG Energy, Inc., Term Loan - Institutional, 3.25%, 7/1/2018	997,188
	Utility - Natural Gas—1.2%
2,500,000	Energy Transfer Equity LP, Term Loan - Institutional, 3.75%, 3/26/2017	2,515,238
	Wireless Communications—0.9%
1,946,658	MetroPCS Wireless, Inc., Term Loan - Institutional, 4.071%, 11/3/2016	1,955,778
	Wireline Communications—1.6%
1,500,000	Level 3 Financing, Inc., Term Loan - Institutional, 4.75%, 8/1/2019	1,520,310
998,750	Windstream Corp., Term Loan - Institutional, 3.50%, 1/23/2020	1,010,770

Principal Amount or Shares			Value
		Floating Rate Loans—continued
		Wireline Communications—continued
$992,500		Windstream Corp., Term Loan - Institutional, 4.00%, 8/8/2019	$1,008,013
		TOTAL	3,539,093
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $204,357,718)	207,370,738
		Corporate Bond—0.6%
		Restaurant—0.6%
1,400,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, Series 144A, 2.7801%, 3/15/2014 (IDENTIFIED COST $1,337,000)	1,398,250
		MUTUAL FUND—9.9%
21,585,690	[3,4]	Federated Prime Value Obligations Fund, Institutional Shares, 0.12% (AT NET ASSET VALUE)	21,585,690
		TOTAL INVESTMENTS—105.5% (IDENTIFIED COST $227,280,408)[5]	230,354,678
		OTHER ASSETS AND LIABILITIES - NET—(5.5)%[6]	(11,934,634)
		TOTAL NET ASSETS—100%	$218,420,044
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2013, these restricted securities amounted to $1,398,250, which represented 0.6% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At March 31, 2013, these liquid restricted securities amounted to $1,398,250, which represented 0.6% of total net assets.
3	Affiliated holding.
4	7-day net yield.
5	At March 31, 2013, the cost of investments for federal tax purposes was $227,107,839. The net unrealized appreciation of investments for federal tax purposes was $3,246,839. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,388,926 and net unrealized depreciation from investments for those securities having an excess of cost over value of $142,087.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by Trustees.
■	Fixed-income securities and floating rate loans acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for accretions of any discount or amortization of any premium), which approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable time (for example, within five business days after a new security is delivered to the Fund), the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of March 31, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Floating Rate Loans	$—	$207,370,738	$—	$207,370,738
Corporate Bond	—	1,398,250	—	1,398,250
Mutual Fund	21,585,690	—	—	21,585,690
TOTAL SECURITIES	$21,585,690	$208,768,988	$—	$230,354,678

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Core Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date May 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher

Principal Executive Officer

Date May 23, 2013

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date May 22, 2013